Derivative financial instruments and hedging activities - Summary of Fair Value of Derivative Instruments by Term to Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value of derivative instruments [line items]
Derivatives	$ 95,541	$ 113,488
Derivative liabilities	91,439	109,927
At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	95,541	113,488
Derivative liabilities	91,439	109,927
Under 1 year [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	93,409	110,217
Derivative liabilities	89,804	108,407
Under 1 year [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	27,771	27,072
Derivative liabilities	26,766	26,507
1 to 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	28,029	33,755
Derivative liabilities	27,938	32,885
Over 5 years [member] | At fair value [member]
Disclosure of fair value of derivative instruments [line items]
Derivatives	39,741	52,661
Derivative liabilities	$ 36,735	$ 50,535